Leases (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Minimum [Member]
Lease [Line Items]
Original lease term	13 months
Lease term consideration	¥ 0
Maximum [Member]
Lease [Line Items]
Original lease term	3 years
Lease term consideration	¥ 100
Property and equipment [Member]
Lease [Line Items]
Right-of-use assets (in Dollars) | $		$ 626,414